Related Party Transactions and Balances (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Related Party Transactions and Balances
Schedule of Payments to Related Party
	Three months ended		Nine months ended
	September 30, 2022	September 30, 2021	September 30, 2022	September 30, 2021
Lease payments – interest and principal (i)	$1,347,197	$1,307,015	$4,040,392	$2,213,325
Administrative fees and other costs	-	-	-	5,000
	$1,347,197	$1,307,015	$4,040,392	$2,218,325

	December 31, 2021	December 31, 2020

Lease payments – interest and principal (i)	$4,863,938	$-
Administrative fees and other costs (ii)	5,000	351,449
	$4,868,938	$351,449

Schedule of Key Management Personnel Remuneration
	December 31, 2021	December 31, 2020
Salaries and benefits	$3,197,006	$-
Share -based compensation	10,793,993	-
	$13,990,999	$-